Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ 102,800,908	$ (7,782,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	1,186,605
Non-cash severance expense	13,200,000
Net realizable value adjustments	2,581,874
Change in fair value of notes payable	(4,797,980)
Change in fair value of loans payable to related party	79,000
Amortization of debt discount	105,747
Loss on issuance of debt	40,531,000
Loss on issuance of debt to related party	138,000
ELOC commitment fee expense	7,400,000
Change in fair value of warrant liabilities	(206,166,000)
Change in fair value of derivative asset	16,058,628
Changes in operating assets and liabilities:
Accounts receivable	(7,364,394)
Related party receivable	(65,180)
Inventories	(5,932,599)
Other current assets	191,389	(26,541)
Related party payable	709,318	(821,142)
Accounts payable	15,241,633	1,224,184
Professional fees payable	4,915,209
Accrued expenses and other current liabilities	10,651,043	16,856
Net cash used in operating activities	(8,535,798)	(7,389,493)
Cash flows from investing activities:
Cash acquired in Acquisition	220,897
Cash paid for operations plant		(239,134)
Cash paid for construction in progress	(1,474,214)
Construction in progress		(7,153,291)
Net cash used in investing activities	(1,253,317)	(7,392,425)
Cash flows from financing activities:
Proceeds from member contributions	4,387,000	13,287,231
Proceeds from borrowing	1,950,000	500,000
Receipt from related party	2,500,000	1,421,000
Proceeds from note payable	950,000
Repayment of borrowing		(500,000)
Net cash provided by financing activities	9,787,000	14,708,231
Net decrease in cash, cash equivalents and restricted cash	(2,115)	(73,687)
Cash at beginning of period	413,006	176,600		$ 176,600
Cash at the end of period	410,891	102,913	$ 176,600	413,006
Supplemental disclosure of cash flow information:
Cash paid during the year for interest		1,299,360
Supplemental disclosure of non-cash investing and financing activities:
Capitalization of debt closing costs to construction in progress	107,650	107,650
Assumption of notes payable	1,060,619,510
Assumption of net assets (liabilities) in Acquisition	(93,647,521)
Issuance of membership units to settle related party payables	500,000
Assumption of net assets (liabilities) from Business Combination	(226,081,466)
Conversion of convertible note payable to related parties into New XCF common stock	100,000,000
Issuance of common stock for ELOC commitment fee	7,400,000
Conversion of non redemption agreement	1,240,000
Interest capitalization on notes payable	5,943,286	5,387,613
Interest capitalization on financial liability	5,306,929	5,167,503
XCF Global Capital Inc [Member]
Cash flows from operating activities:
Net loss			(246,610)	(4,821,989)
Changes in operating assets and liabilities:
Professional fees payable			47,557	2,762,421
Accrued expenses and other current liabilities			43,924	84,374
Net cash used in operating activities			(69,736)	(2,626,493)
Cash flows from investing activities:
Construction in progress			(35,000)
Net cash used in investing activities			(35,000)
Cash flows from financing activities:
Receipt from related party			8,000	3,000
Net cash provided by financing activities			160,383	2,924,020
Cash at beginning of period	$ 353,174	$ 55,647		55,647
Cash at the end of period			55,647	353,174
Supplemental disclosure of cash flow information:
Cash paid during the year for interest				18,949
Supplemental disclosure of non-cash investing and financing activities:
Assumption of notes payable			1,439,095
Issuance of convertible notes for services paid on behalf of XCF			50,000
Conversion of interest payable to common stock				9,651
Interest payable			35,393	170,144
Receivable from related party				(11,699)
Related party payable				(5,000)
Other receivables				(814,395)
Proceeds from issuance of convertible notes			152,383	2,943,599
Subscription received				42,100
Repayment of notes				(64,679)
Assumption of accrued expenses			90,756
Assumption of related party payable			5,000
Assumption of notes payable to related party			356,426
Assumption of interest payable			295,866
Common stock issued for conversion of debt			1,077,444	6,060,034
Common stock issued for asset acquisition			9,947,828
Acquisition of construction in progress and land			13,212,415
Conversion of loan fees to common stock				100,000
Convertible notes issued for Acquisition of Preferred Membership Units of New Rise SAF Renewables Limited Liability Company				$ 2,340,000